Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) - WCS Forward Prices $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) $ / bbl
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity price range | $ / bbl	10.00
Theoretical Impact To Net Earnings Before Tax From Increase In Option Pricing Model Sensitivity Inputs	$ (21)
Theoretical Impact To Net Earnings Before Tax From Decrease In Option Pricing Model Sensitivity Inputs	$ 45